Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flow from operating activities
Net income and comprehensive income	$ 89,574	$ 59,958	$ 62,999	$ 53,094	$ 10,893
Adjustments to reconcile net income and comprehensive income to net cash provided by operating activities:
Depreciation and amortization	19,829	8,612	12,600	5,079	1,138
Depreciation and amortization included in cost of goods sold	14,396	7,424	11,542	7,992	1,968
Non-cash interest expense	2,313	2,142	2,889	849
Loss from Sale of Property and Equipment	(5)	63	63	67	46
Amortization of operating lease right of use assets	3,216	2,383	6,045	2,733
Share-based compensation	2,217	2,208	2,765		15,020
Accretion of construction finance liability	1,097	617
Loss on fair value of warrants		12,782	42,679	806
Deferred income tax expense	(2,111)	(2,324)	(4,887)	(908)	(546)
Changes in operating assets and liabilities:
Inventories	(33,796)	(11,687)	(22,534)	(54,481)	(18,751)
Accounts receivable	(8,179)		1,109
Prepaid expenses and other current assets	(9,412)	(6,915)	(11,670)	(5,224)	(2,271)
Other assets	(4,509)	(5,790)	(2,517)	147	(1,096)
Income tax payable / receivable	(12,745)	1,911	(2,452)	(6,735)	13,926
Accounts payable and accrued liabilities	17,853	1,303	1,002	13,587	1,056
Operating lease liabilities	(1,906)	(2,054)	(4,764)	(2,825)
Deferred revenue	(3,096)	2,207	4,774	977	1,412
Other long-term liabilities	344			3,915	723
Net cash provided by operating activities	75,080	72,840	99,643	19,073	23,517
Cash flow from investing activities
Purchases of property and equipment	(190,907)	(61,359)	(99,941)	(71,834)	(42,561)
Purchases of property and equipment related to construction finance liability	(8,877)	(27,381)
Purchases of Property and Equipment from Construction			(41,116)	(2,571)
Cash paid for internal use software	(3,587)		(887)
Acquisitions, net of cash acquired	(29,924)		(27,923)	(19,825)	(7,644)
Capitalized interest	(4,355)	(2,090)	(4,803)	(471)	(980)
Proceeds from Sale of Property and Equipment	8	16	16	29	129
Net cash used in investing activities	(237,642)	(90,814)	(174,654)	(94,673)	(51,055)
Cash flow from financing activities
Proceeds from Issuance of Notes Payable					6,040
Proceeds from Issuance of Notes Payable—Related Party					11,357
Proceeds from Debt Financings, Net of Discounts and Accrued Interest				122,215
Proceeds from share warrant exercise	7,672	11,459	11,459	964	1,289
Proceeds from construction finance liability	8,877	28,582	41,116	23,071
Payments on Construction Finance Liability			(4,951)	(115)
Payments on Issuance of Shares for Reverse Transaction					(460)
Payments on Notes Payable					(6,000)
Proceeds from shares issued pursuant to private placement	217,896	83,228	83,228		47,467
Payments on finance lease obligations	(4,024)	(2,824)		(1,633)	(454)
Payments on notes payable - related party	(11)	(907)	(941)	(1,520)	(8,677)
Payments for taxes related to net share settlement of equity awards	(987)
Net cash provided by financing activities	229,423	119,538	129,911	142,982	50,561
Net increase in cash and cash equivalents	66,861	101,564	54,900	67,383	23,023
Cash and cash equivalents, beginning of period	146,713	91,813	91,813	24,430	1,407
Cash and cash equivalents, end of period	213,574	193,377	146,713	91,813	24,430
Supplemental disclosure of cash flow information
Interest	22,653	12,798	22,135	7,417	2,948
Income taxes	120,365	70,996	105,248	43,658	8,195
Other noncash investing and financing activities
Shares Issued for PurePenn and Solevo Acquisition	57,452		37,000
Shares Reserved for PurePenn and Solevo Acquisition			65,000
Purchase of Property and Equipment Financed with Notes Payable - Related Party				257	3,095
Adjustment to PurePenn, LLC and Keystone Relief Centers, LLC contingent consideration	2,800
ASC 842 lease additions - operating and finance leases	43,748	23,096
Shares issued for acquisitions	57,452		37,000
Purchase of property and equipment financed with accounts payable	$ 16,148	$ 7,167	13,613	6,516	4,697
Property and Equipment Acquired via Finance Leases			$ 24,165	19,883	1,406
Transfer of Shares Treated as a Debt Discount					200
Debt Discount related to Below Market Interest Debt				$ 10	$ 46